EXHIBIT 99.5

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2019-A SERIES

Period	Collection	Accrual	Distribution
From	31-May-19	17-Jun-19	15-Jul-19
To	30-Jun-19	15-Jul-19
Days	28

Description of Collateral

On the Distribution Date, the Series 2019-A balances were:

Notes	$1,000,000,000.00
1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$226,994,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$4,395,897.12
Series Nominal Liquidation Amount	1,231,389,897.12

Required Participation Amount	$1,231,389,897.12
Excess Receivables	$297,534,032.08

Total Collateral	1,528,923,929.20

Collateral as Percent of Notes	152.89%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,612,711,995.01
Total Principal Collections	($1,727,078,247.22)
Investment in New Receivables	$1,525,051,868.74
Receivables Added for Additional Accounts	$0.00
Repurchases	($80,839,770.26)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($706,655,419.68)
Less Servicing Adjustment	($2,094,478.41)

Ending Balance	$4,621,095,948.18

SAP for Next Period	33.09%

Average Receivable Balance	$4,755,720,935.94
Monthly Payment Rate	36.32%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$22,051,547.10
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$22,051,547.10

Series Allocation Percentage at Month-End	33.09%
Floating Allocation Percentage at Month-End	75.60%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
2/15/2022	8/1/2021	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	28
LIBOR	2.394250%
Applicable Margin	0.560000%
	2.954250%

	Actual	Per $1000
Interest	2,297,750.00	2.30
Principal	—	—

		2.30
Total Due Investors	2,297,750.00
Servicing Fee	1,022,500.00

Excess Cash Flow	2,195,816.17

Reserve Account
Required Balance	$5,000,000.00
Current Balance	$5,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	2.26%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	53.52%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.